UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks—39.66%
Aerospace & defense — 1.21%
General Dynamics Corp.	12,200	1,118,252
Precision Castparts Corp.	4,700	1,214,715
United Technologies Corp.	8,200	909,052
		3,242,019
Automobiles — 0.45%
General Motors Co. *	31,200	1,208,376
Beverages — 0.28%
Monster Beverage Corp. *	12,700	751,586
Biotechnology — 1.97%
Acorda Therapeutics, Inc. *	13,500	469,935
Alexion Pharmaceuticals, Inc. *	4,100	510,450
Alnylam Pharmaceuticals, Inc. *	5,800	354,960
Biogen Idec, Inc. *	2,700	785,619
Bluebird Bio, Inc. *,1	3,600	73,512
Epizyme, Inc. *,1	3,100	64,914
Gilead Sciences, Inc. *	28,500	2,132,085
Lexicon Pharmaceuticals, Inc. *	141,200	338,880
MacroGenics, Inc. *,1	2,700	71,469
Quintiles Transnational Holdings, Inc. *	3,500	151,165
Regeneron Pharmaceuticals, Inc. *	1,100	323,246
		5,276,235
Building products — 0.05%
Owens Corning, Inc. *	3,600	140,976
Capital markets — 0.80%
Invesco Ltd.	13,100	456,535
Morgan Stanley	53,600	1,677,680
		2,134,215
Chemicals — 0.97%
Monsanto Co.	7,800	883,974
The Dow Chemical Co.	25,200	984,312
The Sherwin-Williams Co.	4,000	732,120
		2,600,406
Commercial banks — 0.55%
U.S. Bancorp	25,000	980,500
Wells Fargo & Co.	11,200	493,024
		1,473,524
Commercial services & supplies — 0.27%
Waste Management, Inc.	15,800	721,744

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Communications equipment — 0.43%
QUALCOMM, Inc.	15,600	1,147,848
Computers & peripherals — 2.13%
Apple, Inc.	9,250	5,143,647
NetApp, Inc.	13,900	573,375
		5,717,022
Consumer finance — 0.73%
American Express Co.	8,100	694,980
Capital One Financial Corp.	8,800	630,344
Discover Financial Services	11,900	634,270
		1,959,594
Diversified financial services — 1.38%
Citigroup, Inc.	36,647	1,939,359
JPMorgan Chase & Co.	31,000	1,773,820
		3,713,179
Electric utilities — 0.32%
Edison International	9,100	420,511
NextEra Energy, Inc.	5,100	431,409
		851,920
Electrical equipment — 0.26%
AMETEK, Inc.	14,100	694,002
Electronic equipment, instruments & components — 0.20%
Jabil Circuit, Inc.	26,700	541,209
Energy equipment & services — 2.07%
Baker Hughes, Inc.	24,500	1,395,520
FMC Technologies, Inc. *	6,000	288,600
Halliburton Co.	30,300	1,596,204
McDermott International, Inc. *	84,900	691,935
Noble Corp. PLC	22,100	842,452
Schlumberger Ltd.	8,400	742,728
		5,557,439
Food products — 1.34%
Kellogg Co.	14,600	885,344
Mondelez International, Inc., Class A	67,600	2,266,628
The Hain Celestial Group, Inc. *	5,300	438,257
		3,590,229
Health care equipment & supplies — 0.53%
Baxter International, Inc.	12,700	869,315
Intuitive Surgical, Inc. *	1,490	561,581
		1,430,896

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Health care providers & services — 0.97%
Cardinal Health, Inc.	6,200	400,520
Catamaran Corp. *	13,100	597,753
Envision Healthcare Holdings, Inc. *	14,000	414,680
UnitedHealth Group, Inc.	16,000	1,191,680
		2,604,633
Hotels, restaurants & leisure — 0.97%
Las Vegas Sands Corp.	13,000	931,840
Starbucks Corp.	8,000	651,680
Yum! Brands, Inc.	13,200	1,025,376
		2,608,896
Household durables — 0.20%
Mohawk Industries, Inc. *	3,800	532,076
Industrial conglomerates — 1.24%
3M Co.	5,800	774,358
Danaher Corp.	34,000	2,543,200
		3,317,558
Insurance — 0.96%
Aon PLC	4,400	359,216
Lincoln National Corp.	22,400	1,149,792
MetLife, Inc.	15,300	798,507
The Progressive Corp.	9,700	270,921
		2,578,436
Internet & catalog retail — 1.64%
Amazon.com, Inc. *	7,250	2,853,745
Priceline.com, Inc. *	1,300	1,550,029
		4,403,774
Internet software & services — 1.39%
Facebook, Inc., Class A *	24,600	1,156,446
Google, Inc., Class A *	1,950	2,066,201
Yelp, Inc. *	8,300	503,727
		3,726,374
IT services — 1.03%
MasterCard, Inc., Class A	1,200	912,972
ServiceSource International, Inc. *	86,200	837,002
Visa, Inc., Class A	5,000	1,017,300
		2,767,274
Life sciences tools & services — 0.12%
Bio-Rad Laboratories, Inc., Class A *	2,700	331,074

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Machinery — 1.05%
Cummins, Inc.	4,500	595,620
Illinois Tool Works, Inc.	16,600	1,321,028
Parker Hannifin Corp.	7,600	895,584
		2,812,232
Media — 1.44%
Comcast Corp., Class A	29,600	1,476,152
Liberty Global PLC, Class A *	6,400	549,184
Time Warner, Inc.	15,600	1,025,076
Viacom, Inc., Class B	10,100	809,717
		3,860,129
Multi-utilities — 0.33%
PG&E Corp.	22,100	892,177
Multiline retail — 0.61%
Dollar General Corp. *	7,500	427,050
JC Penney Co., Inc. *,1	39,600	403,524
Macy's, Inc.	15,400	820,204
		1,650,778
Oil, gas & consumable fuels — 1.08%
Concho Resources, Inc. *	6,500	675,545
EOG Resources, Inc.	6,200	1,023,000
Hess Corp.	14,700	1,192,611
		2,891,156
Paper & forest products — 0.24%
International Paper Co.	14,100	657,765
Personal products — 0.34%
The Estee Lauder Cos., Inc., Class A	12,000	899,520
Pharmaceuticals — 1.71%
Allergan, Inc.	10,400	1,009,320
Eli Lilly & Co.	14,400	723,168
Hospira, Inc. *	20,900	821,579
Impax Laboratories, Inc. *	19,700	473,588
Mallinckrodt PLC *	7,500	389,700
Salix Pharmaceuticals Ltd. *	5,400	457,974
Teva Pharmaceutical Industries Ltd., ADR	8,600	350,536
Zoetis, Inc.	11,500	358,225
		4,584,090
Real estate investment trusts — 0.25%
Digital Realty Trust, Inc. [1]	14,000	661,360

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Shares	Value ($)
Common stocks— (concluded)
Real estate management & development — 0.20%
Realogy Holdings Corp. *	11,500	544,985
Road & rail — 1.57%
Canadian Pacific Railway Ltd.	2,000	307,760
Hertz Global Holdings, Inc. *	64,900	1,574,474
Norfolk Southern Corp.	17,500	1,534,575
Union Pacific Corp.	5,000	810,200
		4,227,009
Semiconductors & semiconductor equipment — 1.41%
Applied Materials, Inc.	28,200	487,860
Broadcom Corp., Class A	34,500	920,805
Freescale Semiconductor Ltd. *	15,300	222,768
Mellanox Technologies Ltd. *,1	16,500	642,510
Micron Technology, Inc. *	41,300	871,430
NXP Semiconductors NV *	15,000	637,500
		3,782,873
Software — 2.33%
Adobe Systems, Inc. *	24,400	1,385,432
Check Point Software Technologies Ltd. *,1	26,100	1,614,546
Salesforce.com, Inc. *	21,700	1,130,353
ServiceNow, Inc. *	7,900	419,569
Symantec Corp.	38,300	861,367
VMware, Inc., Class A *	10,500	846,615
		6,257,882
Textiles, apparel & luxury goods — 1.69%
Coach, Inc.	7,800	451,620
Lululemon Athletica, Inc. *,1	9,800	683,256
Michael Kors Holdings Ltd. *	11,200	913,360
Nike, Inc., Class B	13,600	1,076,304
Ralph Lauren Corp.	8,000	1,401,840
		4,526,380
Tobacco — 0.48%
Philip Morris International, Inc.	15,100	1,291,654
Wireless telecommunication services — 0.47%
Crown Castle International Corp. *	11,900	883,337
NII Holdings, Inc. *,1	152,600	387,604
		1,270,941
Total common stocks (cost—$82,321,803)		106,433,445
Preferred stock—0.00%
Consumer finance — 0.00%
Ally Financial, Inc.[2,3] (cost — $98)	5	4,805

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations—3.70%
Federal Home Loan Bank
0.625%, due 12/28/16	400,000	399,978
US Treasury Bond
3.625%, due 08/15/43	1,200,000	1,160,250
US Treasury Notes
0.125%, due 12/31/14	995,000	994,767
0.125%, due 04/30/15	250,000	249,736
0.250%, due 11/30/14	1,490,000	1,491,338
0.250%, due 01/31/15	75,000	75,062
0.250%, due 02/28/15	1,285,000	1,285,853
0.250%, due 05/31/15	1,930,000	1,931,131
0.250%, due 10/31/15	1,000,000	999,648
0.375%, due 08/31/15	625,000	626,367
2.500%, due 04/30/15	160,000	165,175
2.750%, due 11/15/23	550,000	550,430
Total US government obligations (cost—$9,934,290)		9,929,735
Mortgage & agency debt securities—6.33%
Federal Home Loan Mortgage Corporation Certificates,**
1.250%, due 10/02/19	250,000	239,467
1.375%, due 05/01/20	250,000	238,203
5.000%, due 03/01/38	98,010	105,786
5.000%, due 11/01/38	8,779	9,464
5.000%, due 12/01/38	59,036	63,644
5.500%, due 05/01/37	608,319	669,565
5.500%, due 08/01/40	62,989	68,588
6.000%, due 10/01/36	87,923	97,473
6.500%, due 08/01/28	162,387	183,589
3.500% TBA	650,000	653,986
4.000% TBA	700,000	727,535
Federal National Mortgage Association Certificates,**
0.500%, due 05/20/16	600,000	599,507
0.625%, due 08/26/16	300,000	300,589
1.625%, due 11/27/18	500,000	502,100
3.000%, due 03/01/27	163,938	169,143
3.000%, due 08/01/27	221,881	228,955
3.000%, due 09/01/27	575,189	593,528
3.500%, due 10/01/42	345,596	348,937
4.000%, due 12/01/39	229,926	240,121
4.000%, due 02/01/41	115,885	120,931
4.000%, due 09/01/41	294,297	307,125
4.500%, due 09/01/37	663,524	710,389
4.500%, due 07/01/41	259,930	277,796
5.000%, due 10/01/39	46,831	50,891
5.000%, due 05/01/40	56,819	61,942
5.500%, due 08/01/39	236,465	259,730
6.000%, due 06/01/33	5,669	6,379
6.000%, due 08/01/37	102,472	114,065
7.000%, due 08/01/32	283,658	332,481
7.500%, due 02/01/33	7,429	8,543
3.000% TBA	1,800,000	1,736,086
3.500% TBA	1,425,000	1,436,300
4.000% TBA	1,100,000	1,147,437
4.500% TBA	250,000	266,719
5.000% TBA	725,000	788,154
5.500% TBA	450,000	492,100

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities— (concluded)
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	154,997	163,939
6.500%, due 10/15/28	2,707	3,020
4.000% TBA	75,000	78,911
Government National Mortgage Association Certificates II,
3.500%, due 12/20/26	393,016	414,364
3.500%, due 08/20/42	326,805	334,747
4.000%, due 07/20/26	225,040	240,020
4.000%, due 06/20/42	110,753	117,351
6.000%, due 11/20/28	1,602	1,779
6.000%, due 02/20/29	3,760	4,293
6.000%, due 02/20/34	475,224	528,380
4.500% TBA	875,000	944,282
Total mortgage & agency debt securities (cost—$16,923,415)		16,988,334
Collateralized mortgage obligations—0.14%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class C
2.318%, due 08/15/26[2,4]	250,000	250,407
First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.436%, due 02/25/35[4]	136,482	124,525
Total collateralized mortgage obligations (cost—$386,482)		374,932
Asset-backed security—0.09%
Capital Auto Receivables Asset Trust, Series 2013-3, Class B,
2.320%, due 07/20/18 (cost — $224,928)	225,000	227,927
Commercial mortgage-backed securities—1.14%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM,
6.004%, due 02/10/51[4]	250,000	278,445
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.207%, due 12/10/49[4]	300,000	336,778
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.736%, due 12/10/49	100,000	112,652
Extended Stay America Trust, Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[2]	225,000	222,768
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[2]	161,217	166,967
GS Mortgage Securities Trust, Series 2007-GG10, Class A4,
5.994%, due 08/10/45[4]	100,000	110,596
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4,
6.002%, due 06/15/49[4]	425,000	477,677
MSBAM Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	50,000	47,757
Series 2013-C8, Class B,
3.814%, due 12/15/48[4]	250,000	237,860
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B,
5.994%, due 08/12/45[2,4]	375,000	413,894
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A3,
5.920%, due 06/15/49[4]	200,000	222,701
Series 2007-C34, Class AM,
5.818%, due 05/15/46[4]	175,000	193,188

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities— (concluded)
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class B,
3.714%, due 03/15/45[4]	50,000	48,185
Series 2013-C12, Class B,
3.863%, due 03/15/48	200,000	192,780
Total commercial mortgage-backed securities (cost—$3,072,103)		3,062,248

Corporate bonds—13.04%

Aerospace & defense — 0.05%
BE Aerospace, Inc.
6.875%, due 10/01/20	50,000	55,000
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21	75,000	81,750
		136,750
Automobile OEM — 0.10%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19	80,000	88,800
Ford Motor Co.
7.450%, due 07/16/31	150,000	183,066
		271,866
Automotive parts — 0.16%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22[1]	100,000	105,750
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,5]	200,000	213,000
Tenneco, Inc.
7.750%, due 08/15/18	100,000	107,500
		426,250
Banking-non-US — 0.38%
Barclays Bank PLC
5.140%, due 10/14/20	100,000	106,155
BNP Paribas SA MTN
2.700%, due 08/20/18	100,000	102,462
Caixa Economica Federal
2.375%, due 11/06/17[2]	150,000	138,000
Lloyds TSB Bank PLC
6.500%, due 09/14/20[2]	205,000	230,476
RBS Capital Trust II
6.425%, due 01/03/34[4,6]	50,000	46,625
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	100,000	101,899

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Banking-non-US— (concluded)
Santander US Debt S.A. Unipersonal
3.724%, due 01/20/15[2]	100,000	101,402
Sinopec Group Overseas Development 2013 Ltd.
2.500%, due 10/17/18[2]	200,000	199,680
		1,026,699
Banking-US — 0.97%
Bank of America Corp.
5.625%, due 07/01/20	85,000	97,236
Capital One Financial Corp.
2.150%, due 03/23/15	75,000	76,321
CIT Group, Inc.
5.000%, due 08/15/22	50,000	49,500
5.250%, due 03/15/18	50,000	53,875
5.500%, due 02/15/19[2]	200,000	215,500
Citigroup, Inc.
5.375%, due 08/09/20	40,000	45,372
5.500%, due 02/15/17	325,000	360,719
5.500%, due 09/13/25	100,000	105,855
8.500%, due 05/22/19	70,000	90,971
JPMorgan Chase & Co.
3.150%, due 07/05/16	190,000	199,593
3.700%, due 01/20/15	200,000	206,777
Morgan Stanley
3.750%, due 02/25/23	75,000	73,048
4.875%, due 11/01/22	60,000	61,630
7.300%, due 05/13/19	300,000	367,909
The Goldman Sachs Group, Inc.
5.750%, due 01/24/22	110,000	124,144
6.150%, due 04/01/18	175,000	202,522
7.500%, due 02/15/19	80,000	98,555
Wells Fargo Bank N.A.
5.950%, due 08/26/36	160,000	183,773
		2,613,300
Building materials — 0.24%
American Builders & Contractors Supply Co., Inc.
5.625%, due 04/15/21[2]	75,000	75,937
Boise Cascade Co.
6.375%, due 11/01/20	100,000	105,000
Hanson Ltd.
6.125%, due 08/15/16	40,000	43,850
Owens Corning, Inc.
6.500%, due 12/01/16[7]	25,000	27,948
Ply Gem Industries, Inc.
8.250%, due 02/15/18[1]	45,000	48,094
USG Corp.
5.875%, due 11/01/21[2]	125,000	129,375
Vulcan Materials Co.
7.500%, due 06/15/21	100,000	112,750

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Building materials— (concluded)
WESCO Distribution, Inc.
5.375%, due 12/15/21[2]	100,000	100,750
		643,704
Business services/office equipment — 0.05%
West Corp.
7.875%, due 01/15/19	120,000	129,750
Cable — 0.05%
Comcast Corp.
6.300%, due 11/15/17	60,000	70,550
6.950%, due 08/15/37	60,000	73,153
		143,703
Chemicals — 0.31%
Celanese US Holdings LLC
5.875%, due 06/15/21	145,000	154,788
CF Industries, Inc.
3.450%, due 06/01/23	180,000	169,239
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	100,000	103,875
INEOS Group Holdings SA
6.125%, due 08/15/18[1,2]	200,000	201,250
Montell America Finance Co.
8.100%, due 03/15/27[2]	75,000	96,161
Valspar Corp.
4.200%, due 01/15/22	100,000	100,393
		825,706
Coal — 0.03%
Arch Coal, Inc.
9.875%, due 06/15/19	100,000	86,000
Commercial services — 0.13%
Interactive Data Corp.
10.250%, due 08/01/18	5,000	5,500
RR Donnelley & Sons Co.
7.875%, due 03/15/21[1]	100,000	110,250
The ADT Corp.
3.500%, due 07/15/22	120,000	105,053
6.250%, due 10/15/21[2]	75,000	78,281
United Rentals North America, Inc.
5.750%, due 07/15/18	50,000	53,687
		352,771
Consumer products — 0.12%
Party City Holdings, Inc.
8.875%, due 08/01/20[1]	50,000	55,500

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Consumer products— (concluded)
Revlon Consumer Products Corp.
5.750%, due 02/15/21[2]	100,000	99,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA
7.875%, due 08/15/19	100,000	111,000
Spectrum Brands Escrow Corp.
6.375%, due 11/15/20[2]	50,000	53,250
		318,875
Consumer services — 0.09%
Marsh & McLennan Cos., Inc.
9.250%, due 04/15/19	90,000	117,739
ServiceMaster Co.
7.000%, due 08/15/20	125,000	119,531
		237,270
Diversified manufacturing — 0.08%
Bombardier, Inc.
7.750%, due 03/15/20[2]	125,000	142,187
SPX Corp.
7.625%, due 12/15/14	65,000	69,063
		211,250
Electric-generation — 0.21%
Calpine Corp.
6.000%, due 01/15/22[2]	50,000	51,375
7.875%, due 07/31/20[2]	113,000	123,735
NRG Energy, Inc.
7.625%, due 05/15/19	50,000	53,125
8.250%, due 09/01/20	125,000	139,062
The AES Corp.
8.000%, due 06/01/20	175,000	204,750
		572,047
Electric-integrated — 0.09%
E.ON International Finance BV
5.800%, due 04/30/18[2]	80,000	92,535
FirstEnergy Corp.
7.375%, due 11/15/31	50,000	52,887
Southwestern Electric Power Co.
3.550%, due 02/15/22	105,000	102,938
		248,360
Electronics — 0.05%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	16,000	17,260
10.750%, due 08/01/20	100,000	113,500
		130,760

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Energy-exploration & production — 0.95%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	150,000	160,500
Antero Resources Finance Corp.
6.000%, due 12/01/20	100,000	104,750
Apache Corp.
5.250%, due 02/01/42	90,000	92,381
Berry Petroleum Co.
6.750%, due 11/01/20	50,000	52,000
Continental Resources, Inc.
4.500%, due 04/15/23	125,000	123,750
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20	250,000	287,500
Forest Oil Corp.
7.250%, due 06/15/19	66,000	65,505
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	75,000	81,375
8.000%, due 02/15/20[2]	20,000	21,650
Kodiak Oil & Gas Corp.
5.500%, due 02/01/22[2]	50,000	50,000
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21	50,000	51,875
8.625%, due 04/15/20	275,000	294,250
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, due 05/01/21[2]	75,000	77,062
7.625%, due 05/01/21	50,000	51,375
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20	325,000	354,250
Oasis Petroleum, Inc.
6.875%, due 03/15/22[2]	125,000	134,375
Quicksilver Resources, Inc.
7.125%, due 04/01/16	50,000	48,875
Range Resources Corp.
8.000%, due 05/15/19	175,000	186,375
SandRidge Energy, Inc.
8.750%, due 01/15/20	270,000	291,600
Swift Energy Co.
7.875%, due 03/01/22	25,000	25,000
		2,554,448
Energy-independent — 0.22%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	110,000	123,882
6.450%, due 09/15/36	85,000	98,552
Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	76,688
Marathon Oil Corp.
6.600%, due 10/01/37	35,000	41,797

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Energy-independent— (concluded)
Petrohawk Energy Corp.
7.250%, due 08/15/18	240,000	259,800
		600,719
Energy-integrated — 0.09%
Cenovus Energy, Inc.
3.800%, due 09/15/23	100,000	98,618
ConocoPhillips
6.500%, due 02/01/39	55,000	69,114
Petro-Canada
6.800%, due 05/15/38	50,000	60,116
		227,848
Energy-oilfield services — 0.12%
Expro Finance Luxembourg SCA
8.500%, due 12/15/16[2]	100,000	104,625
Lightstream Resources Ltd.
8.625%, due 02/01/20[2]	100,000	99,500
Transocean, Inc.
3.800%, due 10/15/22	75,000	71,613
6.800%, due 03/15/38	50,000	54,518
		330,256
Energy-refining & marketing — 0.05%
Valero Energy Corp.
6.625%, due 06/15/37	115,000	131,260
Environmental — 0.02%
Clean Harbors, Inc.
5.250%, due 08/01/20	50,000	51,375
Finance-captive automotive — 0.01%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20	35,000	38,150
Finance-diversified — 0.18%
Merrill Lynch & Co., Inc.
5.000%, due 01/15/15	175,000	183,136
6.110%, due 01/29/37	100,000	106,401
Merrill Lynch & Co., Inc. MTN
6.875%, due 04/25/18	75,000	89,539
Ventas Realty LP/Ventas Capital Corp.
2.700%, due 04/01/20	100,000	96,920
		475,996
Finance-non-captive diversified — 0.18%
Ally Financial, Inc.
8.000%, due 03/15/20	200,000	240,000
General Electric Capital Corp.
2.150%, due 01/09/15	100,000	101,915
6.750%, due 03/15/32[1]	120,000	148,724
		490,639

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Finance-other — 0.38%
Caterpillar Financial Services Corp.
2.850%, due 06/01/22	105,000	100,465
FTI Consulting, Inc.
6.750%, due 10/01/20	25,000	26,688
General Electric Capital Corp. MTN
4.650%, due 10/17/21	100,000	109,497
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	75,000	78,281
International Lease Finance Corp.
5.875%, due 04/01/19	75,000	80,812
7.125%, due 09/01/18[2]	200,000	231,250
SLM Corp. MTN
5.500%, due 01/15/19	50,000	51,867
8.000%, due 03/25/20	100,000	113,500
8.450%, due 06/15/18	100,000	116,500
SquareTwo Financial Corp.
11.625%, due 04/01/17[1]	100,000	104,750
		1,013,610
Food — 0.09%
Kraft Foods Group, Inc.
5.000%, due 06/04/42	100,000	97,741
Michael Foods, Inc.
9.750%, due 07/15/18	100,000	109,000
Viskase Cos., Inc.
9.875%, due 01/15/18[2]	40,000	42,300
		249,041
Food/beverage — 0.18%
Agrokor D.D.
8.875%, due 02/01/20[2]	200,000	214,000
Anheuser-Busch InBev Worldwide, Inc.
2.500%, due 07/15/22	65,000	60,105
8.200%, due 01/15/39	60,000	87,714
The Kroger Co.
3.850%, due 08/01/23	110,000	108,157
		469,976
Gaming — 0.18%
Caesars Entertainment Operating Co., Inc.
11.250%, due 06/01/17	55,000	55,963
Caesars Entertainment Resort Properties LLC
8.000%, due 10/01/20[1,2]	25,000	25,563
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20[2]	100,000	99,750

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Gaming— (concluded)
MGM Resorts International
10.000%, due 11/01/16	145,000	174,362
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	100,000	107,500
Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[8]	15,000	13,575
		476,713
Gas distributors — 0.06%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18	45,000	47,138
Sempra Energy
9.800%, due 02/15/19	90,000	120,695
		167,833
Gas pipelines — 0.63%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.750%, due 11/15/21[2]	50,000	46,250
5.875%, due 08/01/23[2]	100,000	97,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, due 03/01/22[2]	50,000	51,125
El Paso Pipeline Partners Operating Co. LLC
5.000%, due 10/01/21	85,000	89,989
Energy Transfer Partners LP
5.200%, due 02/01/22	240,000	255,327
9.000%, due 04/15/19	140,000	177,842
Kinder Morgan Energy Partners LP
3.950%, due 09/01/22	275,000	271,566
6.500%, due 09/01/39	55,000	61,360
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20	55,000	59,538
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[2]	200,000	197,500
Sonat, Inc.
7.000%, due 02/01/18	150,000	163,251
Spectra Energy Capital LLC
3.300%, due 03/15/23	120,000	107,972
The Williams Cos., Inc.
3.700%, due 01/15/23	120,000	108,598
		1,687,318
Health care — 0.78%
Biomet, Inc.
6.500%, due 08/01/20	150,000	159,000
Capella Healthcare, Inc.
9.250%, due 07/01/17	50,000	53,625
CHS/Community Health Systems, Inc.
7.125%, due 07/15/20	100,000	103,500

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Health care— (concluded)
CVS Caremark Corp.
6.125%, due 09/15/39	60,000	68,179
ExamWorks Group, Inc.
9.000%, due 07/15/19	170,000	185,300
HCA, Inc.
7.500%, due 02/15/22	145,000	161,312
8.500%, due 04/15/19	120,000	128,250
Health Management Associates, Inc.
7.375%, due 01/15/20	200,000	224,000
Healthcare Technology Intermediate, Inc.
7.375%, due 09/01/18[2,5]	75,000	77,063
IMS Health, Inc.
6.000%, due 11/01/20[2]	325,000	342,062
MPH Intermediate Holding Co. 2
8.375%, due 08/01/18[2,5]	300,000	310,500
Tenet Healthcare Corp.
4.375%, due 10/01/21[2]	50,000	47,000
6.000%, due 10/01/20[2]	125,000	130,625
United Surgical Partners International, Inc.
9.000%, due 04/01/20	100,000	112,000
		2,102,416
Home construction — 0.18%
Builders FirstSource, Inc.
7.625%, due 06/01/21[1,2]	100,000	103,750
D.R. Horton, Inc.
4.375%, due 09/15/22	100,000	93,500
KB Home
7.250%, due 06/15/18	100,000	109,500
Standard Pacific Corp.
8.375%, due 01/15/21	125,000	143,750
10.750%, due 09/15/16	25,000	30,250
Toll Brothers Finance Corp.
8.910%, due 10/15/17	10,000	12,075
		492,825
Insurance-life — 0.26%
American International Group, Inc.
3.000%, due 03/20/15	90,000	92,676
8.250%, due 08/15/18	110,000	139,273
AXA SA
6.379%, due 12/14/36[2,4,6]	100,000	97,500
Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	100,000	112,379
Principal Financial Group, Inc.
8.875%, due 05/15/19	110,000	143,429
Prudential Financial, Inc. MTN
6.625%, due 12/01/37	100,000	121,252
		706,509

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Insurance-personal & casualty — 0.06%
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22	40,000	38,745
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2,4]	25,000	26,750
10.750%, due 06/15/58[2,4]	70,000	105,700
		171,195
Leisure — 0.15%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	75,000	75,188
7.250%, due 06/15/16	300,000	338,250
		413,438
Lodging — 0.05%
Diamond Resorts Corp.
12.000%, due 08/15/18	105,000	116,550
Felcor Lodging LP
6.750%, due 06/01/19	25,000	26,750
		143,300
Machinery-agriculture & construction — 0.08%
Case New Holland, Inc.
7.875%, due 12/01/17	105,000	124,163
The Manitowoc Co., Inc.
8.500%, due 11/01/20	75,000	84,750
		208,913
Media-broadcast/outdoor — 0.07%
21st Century Fox America, Inc.
5.400%, due 10/01/43[2]	100,000	101,001
6.200%, due 12/15/34	45,000	49,599
Clear Channel Communications, Inc.
14.000%, due 02/01/21[2,5]	50,111	44,599
		195,199
Media-cable — 0.66%
Cablevision Systems Corp.
8.625%, due 09/15/17	100,000	115,750
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	225,000	234,844
6.625%, due 01/31/22	100,000	104,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	100,000	95,000
CSC Holdings LLC
8.625%, due 02/15/19	25,000	29,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.000%, due 08/15/40	100,000	97,242
DISH DBS Corp.
7.875%, due 09/01/19	370,000	428,275
Nara Cable Funding Ltd.
8.875%, due 12/01/18[2]	200,000	214,500

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Media-cable— (concluded)
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	65,698
Time Warner Cable, Inc.
6.550%, due 05/01/37	40,000	36,813
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	155,000	179,199
Time Warner, Inc.
6.100%, due 07/15/40	45,000	48,338
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19	100,000	111,250
		1,760,409
Media-non cable — 0.20%
Gannett Co., Inc.
6.375%, due 10/15/23[2]	75,000	78,188
Intelsat Jackson Holdings SA
5.500%, due 08/01/23[2]	100,000	95,750
7.250%, due 10/15/20	75,000	81,938
Intelsat Luxembourg SA
7.750%, due 06/01/21[2]	100,000	104,750
Sinclair Television Group, Inc.
8.375%, due 10/15/18	50,000	54,500
Valassis Communications, Inc.
6.625%, due 02/01/21	125,000	124,687
		539,813
Media-publishing — 0.08%
The McClatchy Co.
9.000%, due 12/15/22	200,000	217,000
Metals & mining — 0.39%
ArcelorMittal
6.750%, due 02/25/22[1,7]	100,000	108,375
Barrick Gold Corp.
3.850%, due 04/01/22	120,000	108,471
Glencore Funding LLC
2.500%, due 01/15/19[2]	160,000	154,478
Goldcorp, Inc.
3.700%, due 03/15/23	100,000	91,546
Murray Energy Corp.
8.625%, due 06/15/21[2]	25,000	25,750
Southern Copper Corp.
3.500%, due 11/08/22[1]	115,000	106,291
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	49,625
Teck Resources Ltd.
6.250%, due 07/15/41	125,000	122,067

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Metals & mining— (concluded)
TMS International Corp.
7.625%, due 10/15/21[2]	150,000	158,250
Vale Overseas Ltd.
4.375%, due 01/11/22	95,000	91,320
6.875%, due 11/21/36	35,000	35,828
		1,052,001
Metals/mining excluding steel — 0.21%
FMG Resources (August 2006) Pty Ltd.
8.250%, due 11/01/19[1,2]	50,000	55,875
Hecla Mining Co.
6.875%, due 05/01/21[1,2]	150,000	145,500
Inmet Mining Corp.
8.750%, due 06/01/20[2]	50,000	54,375
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, due 06/01/20	275,000	303,875
		559,625
Oil & gas — 0.17%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22	125,000	127,813
Petrobras International Finance Co.
2.875%, due 02/06/15	85,000	86,275
5.375%, due 01/27/21	140,000	139,863
Petroleos Mexicanos
3.500%, due 07/18/18	100,000	102,000
		455,951
Oil field equipment & services — 0.26%
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, due 10/01/20[2]	250,000	266,250
Offshore Group Investment Ltd.
7.500%, due 11/01/19[1]	100,000	108,500
Pacific Drilling SA
5.375%, due 06/01/20[2]	250,000	252,500
SESI LLC
7.125%, due 12/15/21	50,000	55,500
		682,750
Oil refining & marketing — 0.03%
Phillips 66
4.300%, due 04/01/22	75,000	77,161
Packaging & containers — 0.14%
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	75,000	69,562
Mustang Merger Corp.
8.500%, due 08/15/21[2]	150,000	157,500

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Packaging & containers— (concluded)
Sealed Air Corp.
5.250%, due 04/01/23[2]	25,000	24,313
8.375%, due 09/15/21[2]	100,000	114,500
		365,875
Paper & forest products — 0.03%
Georgia-Pacific LLC
8.875%, due 05/15/31	35,000	48,919
Mercer International, Inc.
9.500%, due 12/01/17	35,000	38,325
		87,244
Pharmaceuticals — 0.46%
Capsugel SA
7.000%, due 05/15/19[2,5]	50,000	50,875
Celgene Corp.
4.000%, due 08/15/23	140,000	138,982
ConvaTec Healthcare SA
10.500%, due 12/15/18[2]	200,000	225,000
Endo Health Solutions, Inc.
7.250%, due 01/15/22	25,000	27,063
Grifols, Inc.
8.250%, due 02/01/18	70,000	74,987
Mylan, Inc.
2.550%, due 03/28/19	50,000	50,156
2.600%, due 06/24/18[2]	100,000	100,697
Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	125,000	129,046
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	90,000	87,816
Valeant Pharmaceuticals International
7.000%, due 10/01/20[2]	325,000	348,562
		1,233,184
Railroads — 0.03%
Burlington Northern Santa Fe LLC
6.150%, due 05/01/37	25,000	28,332
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	49,235
		77,567
Real estate investment trusts — 0.11%
Boston Properties LP
3.800%, due 02/01/24	150,000	146,393
CBRE Services, Inc.
5.000%, due 03/15/23	100,000	96,125
ERP Operating LP
4.750%, due 07/15/20	35,000	38,079
		280,597

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Retail-specialty — 0.16%
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19	75,000	84,094
Claire's Stores, Inc.
8.875%, due 03/15/19	100,000	109,250
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, due 08/01/18[1,2,5]	25,000	25,875
Michaels Stores, Inc.
11.375%, due 11/01/16[1]	50,000	51,251
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[1,2]	60,000	64,350
Rite Aid Corp.
9.250%, due 03/15/20	75,000	86,531
		421,351
Software/services — 0.28%
Activision Blizzard, Inc.
5.625%, due 09/15/21[2]	25,000	25,969
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	225,000	238,500
Ceridian Corp.
11.250%, due 11/15/15[7]	50,000	50,375
Flextronics International Ltd.
5.000%, due 02/15/23	75,000	71,774
Infor US, Inc.
9.375%, due 04/01/19	275,000	310,062
MedAssets, Inc.
8.000%, due 11/15/18	50,000	53,875
		750,555
Steel producers/products — 0.02%
Severstal Columbus LLC
10.250%, due 02/15/18	50,000	53,000
Technology-hardware — 0.16%
Apple, Inc.
2.400%, due 05/03/23	145,000	131,416
Equinix, Inc.
5.375%, due 04/01/23	100,000	98,250
7.000%, due 07/15/21	50,000	54,750
International Business Machines Corp.
3.375%, due 08/01/23	130,000	127,514
Seagate HDD Cayman
4.750%, due 06/01/23[2]	25,000	23,750
		435,680
Technology-software — 0.18%
Epicor Software Corp.
8.625%, due 05/01/19	15,000	16,312

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Technology-software— (concluded)
First Data Corp.
10.625%, due 06/15/21[2]	150,000	162,000
11.250%, due 03/31/16[1]	4,000	4,055
12.625%, due 01/15/21	200,000	234,500
Oracle Corp.
3.625%, due 07/15/23	60,000	59,681
		476,548
Telecom-wireless — 0.30%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	37,217
5.000%, due 03/30/20	135,000	146,861
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15[2]	25,000	25,750
Crown Castle International Corp.
5.250%, due 01/15/23	100,000	98,750
SBA Telecommunications, Inc.
8.250%, due 08/15/19	49,000	52,920
Sprint Capital Corp.
6.875%, due 11/15/28	100,000	95,000
6.900%, due 05/01/19	100,000	108,500
Sprint Corp.
7.250%, due 09/15/21[2]	75,000	81,188
Wind Acquisition Finance SA
11.750%, due 07/15/17[2]	140,000	148,750
		794,936
Telephone-integrated — 0.66%
AT&T, Inc.
6.500%, due 09/01/37	40,000	44,343
CenturyLink, Inc.
6.450%, due 06/15/21	100,000	104,250
Embarq Corp.
7.995%, due 06/01/36	50,000	50,855
Frontier Communications Corp.
8.500%, due 04/15/20	275,000	314,875
9.000%, due 08/15/31	45,000	45,338
Level 3 Communications, Inc.
11.875%, due 02/01/19	25,000	28,938
Level 3 Financing, Inc.
6.125%, due 01/15/21[2]	100,000	101,500
8.625%, due 07/15/20	25,000	28,000
10.000%, due 02/01/18	125,000	133,437
Motorola Solutions, Inc.
3.500%, due 03/01/23	180,000	166,879
PAETEC Holding Corp.
9.875%, due 12/01/18	65,000	72,638
Sprint Communications, Inc.
8.375%, due 08/15/17	75,000	87,000
9.000%, due 11/15/18[2]	25,000	30,250
9.125%, due 03/01/17	25,000	29,500

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (concluded)
Telephone-integrated— (concluded)
Telefonica Emisiones SAU
3.192%, due 04/27/18	150,000	153,117
Verizon Communications, Inc.
2.002%, due 09/14/18[4]	80,000	84,189
6.400%, due 09/15/33	140,000	156,292
Videotron Ltee
5.000%, due 07/15/22	35,000	34,300
Windstream Corp.
7.750%, due 10/01/21	100,000	106,750
		1,772,451
Textiles & apparel — 0.02%
The William Carter Co.
5.250%, due 08/15/21[2]	50,000	50,875
Theaters & entertainment — 0.04%
Cinemark USA, Inc.
4.875%, due 06/01/23	100,000	93,750
Tobacco — 0.25%
Altria Group, Inc.
5.375%, due 01/31/44	150,000	149,131
9.950%, due 11/10/38	21,000	32,175
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[2]	130,000	123,395
Philip Morris International, Inc.
2.900%, due 11/15/21	150,000	145,722
Reynolds American, Inc.
3.250%, due 11/01/22	120,000	111,421
7.750%, due 06/01/18	90,000	109,840
		671,684
Transportation services — 0.12%
ERAC USA Finance LLC
2.800%, due 11/01/18[2]	120,000	122,559
Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.
10.875%, due 01/15/17	50,000	53,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	50,000	50,625
Ryder System, Inc.
2.350%, due 02/26/19	95,000	93,903
		320,087
Total corporate bonds (cost—$34,591,750)		35,004,132
Non-US government obligations—0.07%
Hashemite Kingdom of Jordan Government AID Bond
2.503%, due 10/30/20	50,000	49,851

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Non-US government obligations— (concluded)
Turkey Government International Bond
6.750%, due 04/03/18	120,000	133,650
Total non-US government obligations (cost—$185,428)		183,501

Municipal bonds and notes—0.43%

California—0.16%
California (Build America Bonds)
7.550%, due 04/01/39	230,000	310,438
Los Angeles Unified School District (Build America Bonds)
6.758%, due 07/01/34	100,000	126,397
		436,835
Illinois—0.16%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Taxable Pension Funding, Series A,
6.899%, due 12/01/40	55,000	63,373
Illinois Taxable Pension
5.100%, due 06/01/33	125,000	114,744
State of Illinois
5.877%, due 03/01/19	225,000	244,753
		422,870
Massachusetts—0.04%
Massachusetts State Water Resources Authority Refunding General, Series A,
5.000%, due 08/01/32	90,000	97,305
New York—0.03%
New York State Dorm Authority State Personal Income Tax Revenue, General Purpose, Series C,
5.000%, due 03/15/34	90,000	95,289
		95,289
Washington—0.04%
Washington State, Series A-Various Purpose,
5.000%, due 08/01/33	100,000	107,701
Total municipal bonds and notes (cost—$1,169,058)		1,160,000
Short-term US government obligation —1.12%
US Treasury Bill[9]
0.093%, due 05/22/14 (cost — $2,998,667)	3,000,000	2,998,667

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreement—33.97%
Repurchase agreement dated 11/29/13 with State
Street Bank and Trust Co., 0.000% due 12/02/13,
collateralized by $100,847,382 Federal Home Loan
Mortgage Corp. obligations, 1.960% to 2.100%
due 10/17/22 to 11/07/22 and $732,677 Federal
National Mortgage Association obligations,
2.080% due 11/02/22; (value—$92,974,353);
proceeds: $91,150,000
(cost — $91,150,000)	91,150,000	91,150,000

	Shares
Investment of cash collateral from securities loaned—1.70%
Money market fund — 1.70%
UBS Private Money Market Fund LLC
(cost — $4,568,495)[10]	4,568,495	4,568,495
Total investments (cost — $247,526,517)[11] — 101.39%		272,086,221
Liabilities in excess of other assets — (1.39)%		(3,741,429)
Net assets — 100.00%		268,344,792

Aggregate cost for federal income tax purposes was substantially the same for book purposes and net unrealized appreciation consisted of:

Gross unrealized appreciation		$27,164,673
Gross unrealized depreciation		(2,604,969)
Net unrealized appreciation		$24,559,704

Futures contracts

Number of contracts		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
57	Ultra Long US Treasury Bond Futures	March 2014	7,887,002	7,930,125	43,123
Index futures buy contracts:
111	Russell 2000 Mini Index Futures	December 2013	11,672,471	12,672,870	1,000,399
841	S&P 500 E-Mini Index Futures	December 2013	70,954,047	75,862,405	4,908,358
268	S&P 500 E-Mini Industrial Sector Futures	March 2014	13,403,752	13,413,400	9,648
			103,917,272	109,878,800	5,961,528

			Proceeds($)
US Treasury futures sell contracts:
126	US Treasury Note 10 Year Futures	March 2014	15,804,107	15,797,250	6,857
Index futures sell contracts:
176	NASDAQ 100 E-Mini Index Futures	December 2013	11,125,769	12,276,000	(1,150,231)
312	S&P 500 E-Mini Consumer Staples Sector Futures	March 2014	13,374,192	13,331,760	42,432
			40,304,068	41,405,010	(1,100,942)
					4,860,586

Total return swap agreement12,13

Counterparty	Notional amount	Termination date	Payments made by the Fund[14]	Payments received by the Fund[14]	Upfront payments	Value	Unrealized appreciation
Merrill Lynch Pierce Fenner & Smith, Inc.	$1,000,000	12/20/13	3 month USD LIBOR	$–	$–	$18,291	$18,291

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	106,433,445	—	—	106,433,445
Preferred stock	—	4,805	—	4,805
US government obligations	—	9,929,735	—	9,929,735
Mortgage & agency debt securities	—	16,988,334	—	16,988,334
Collateralized mortgage obligations	—	374,932	—	374,932
Asset-backed security	—	227,927	—	227,927
Commercial mortgage-backed securities	—	3,062,248	—	3,062,248
Corporate bonds	—	35,004,132	—	35,004,132
Non-US government obligations	—	183,501	—	183,501
Municipal bonds and notes	—	1,160,000	—	1,160,000
Short-term US government obligation	—	2,998,667	—	2,998,667
Repurchase agreement	—	91,150,000	—	91,150,000
Investment of cash collateral from securities loaned	—	4,568,495	—	4,568,495
Futures contracts, net	4,860,586	—	—	4,860,586
Swap agreement	—	18,291	—	18,291
Total	111,294,031	165,671,067	—	276,965,098

At November 30, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three months ended November 30, 2013:

Corporate bond ($)
Beginning balance	1,575
Purchases	–
Sales	(1,628)
Accrued discounts/(premiums)	–
Total realized gain	1,628
Net change in unrealized appreciation/depreciation	(1,575)
Transfers into Level 3	–
Transfers out of Level 3	–
Ending balance	–

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at November 30, 2013 was $0.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	94.2
Israel	1.0
United Kingdom	0.9
Canada	0.6
Luxembourg	0.5
British Virgin Islands	0.4
Netherlands	0.4
Curacao	0.4
Panama	0.3
Bermuda	0.2
Cayman Islands	0.2
Ireland	0.2
Liberia	0.2
Mexico	0.1
Spain	0.1
Croatia	0.1
France	0.1
Brazil	0.1
Turkey	—†
Singapore	—†
Australia	—†
Marshall Islands	—†
Jordan	—†
Total	100.0
† Amount represents less than 0.05%.

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security, or portion thereof, was on loan at November 30, 2013.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.91% of net assets as of November 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Cumulative preferred stock. The next call date is December 30, 2013.

4	Variable or floating rate security. The interest rate shown is the current rate as of November 30, 2013 and changes periodically.

5	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

6	Perpetual bond security. The maturity date reflects the next call date.

7	Step bond that converts to the noted fixed rate at a designated future date.

8	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.01% of net assets as of November 30, 2013 is considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

9	Rates shown are the discount rates at date of purchase.

10	Investment in affiliated investment company. The table below details the Fund's transaction activity in affiliated issuers for the three months ended November 30, 2013. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see notes to financial statements in the most recent shareholder report for further information.

11	Includes $6,052,579 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,568,495 and non-cash collateral of $1,641,085.

12	Illiquid investment represents 0.01% of net assets as of November 30, 2013.

Security description	Value at 08/31/13 ($)	Purchases during the three months ended 11/30/13 ($)	Sales during the three months ended 11/30/13 ($)	Value at 11/30/13 ($)	Net income earned from affiliate for the three months ended 11/30/13 ($)
UBS Private Money Market Fund LLC	4,915,379	5,147,653	5,494,537	4,568,495	130

13	Payment is based on the performance of the underlying IBOXX Liquid High Yield Index.

14	Payments made or received are based on the notional amount.

Fund acronyms

ADR	American Depositary Receipt

AID	Anticipation Certificates of Indebtedness

FDIC	Federal Deposit Insurance Corporation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or the "Advisor"), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security, that investment is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a investment’s fair value. These factors include, but are not limited to, the type and cost of the investment; contractual or legal restrictions on resale of the investment; relevant financial or business developments of the issuer; actively traded similar or related investments; conversion or exchange rights on the investment; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of investments (particularly non-US securities) between the close of trading in those investments and the close of regular trading on the New York Stock Exchange, these investments are fair valued.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

US generally accepted accounting principles ("US GAAP") requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013- 01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2014